Property, plant and equipment - Right-of-use assets (Details) - Right-of-use assets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 5,119	$ 2,056
Properties leased for own use, carried at depreciated cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	5,101	2,024
Office equipment, carried at depreciated cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 18	$ 32